Stock Option and Cash-Based Stock Appreciation Rights Activity (Detail)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Number of Shares
Outstanding - July 1, 2018 | shares	3,928,708
Granted | shares	412,940
Exercised | shares	(522,173)
Forfeited and Expired | shares	(58,192)
Outstanding - June 30, 2019 | shares	3,761,283
Exercisable - June 30, 2019 | shares	2,348,812
Weighted Average Exercise Price
Outstanding - July 1, 2018 | $ / shares	$ 20.07
Granted | $ / shares	47.61
Exercised | $ / shares	16.66
Forfeited and Expired | $ / shares	26.29
Outstanding - June 30, 2019 | $ / shares	23.47
Exercisable - June 30, 2019 | $ / shares	$ 18.62
Cash-Based Stock Appreciation Rights
Number of Shares
Outstanding - July 1, 2018 | shares	205,448
Granted | shares	48,305
Exercised | shares	(21,562)
Forfeited and Expired | shares	(4,695)
Outstanding - June 30, 2019 | shares	227,496
Exercisable - June 30, 2019 | shares	89,827
Weighted Average Exercise Price
Outstanding - July 1, 2018 | $ / shares	$ 22.56
Granted | $ / shares	48.56
Exercised | $ / shares	20.45
Forfeited and Expired | $ / shares	31.43
Outstanding - June 30, 2019 | $ / shares	28.09
Exercisable - June 30, 2019 | $ / shares	$ 27.50